Document And Entity Information	Oct. 23, 2026
Document Information [Line Items]
Entity, Registrant Name	FIRST NATIONAL CORPORATION
Document, Type	8-K
Document, Period End Date	Oct. 23, 2026
Entity, Incorporation, State or Country Code	VA
Entity, File Number	1-38874
Entity, Tax Identification Number	54-1232965
Entity, Address, Address Line One	112 West King Street
Entity, Address, City or Town	Strasburg
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	22657
City Area Code	540
Local Phone Number	465-9121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FXNC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000719402